Bank Borrowings (Tables)	12 Months Ended
Dec. 31, 2025
Bank Borrowings [Abstract]
Schedule of Bank Borrowings
	As of December 31, 2024	As of December 31, 2025
	MYR	MYR	USD
- Non-current	39,774	746,807	184,124
- Current	13,255	95,008	23,424
	53,029	841,815	207,548